Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Maturity Analysis of the Annual Undiscounted Cash Flows to Be Received

The following is a maturity analysis of the annual undiscounted cash flows to be received with respect to the Office Leases as of December 31, 2024:

2025	$974,622
2026	979,145
2027	1,008,506
2028	1,038,789
2029	1,069,994
Thereafter	3,158,279
Total	$8,229,335

Schedule of Operating Leases

The following table presents balances reported in our consolidated statements of financial position related to our operating leases as of December 31, 2024 and 2023:

	2024	2023
Right-of-use assets	$66,293,751	$11,907,557

Lease liabilities – current	$4,969,959	$3,474,199
Lease liabilities – non-current	10,438,555	9,594,373
Total lease liabilities	$15,408,514	$13,068,572

The following is a summary of supplemental information pertaining to our operating leases as of December 31, 2024, 2023 and 2022:

	2024	2023	2022
Weighted average remaining lease term (in years)	5.44	5.65	6.02
Weighted average discount rate	5.28%	4.69%	4.71%

Cash payments for operating leases	$47,136,626	$3,349,052	$1,665,561
Lease liabilities arising from obtaining right-of-use assets	$4,745,979	$3,584,020	$4,340,721

Schedule of Maturity Analysis of the Annual Undiscounted Cash Flows to Be Paid

The following is a maturity analysis of the annual undiscounted cash flows to be paid on operating leases as of December 31, 2024:

2025	$5,611,005
2026	3,277,749
2027	2,484,428
2028	1,373,566
2029	1,266,921
Thereafter	3,571,652
Total undiscounted operating lease payments	17,585,321
Less: imputed interest	2,176,807
Present value of lease liabilities	$15,408,514